INSURANCE GROUP STATUTORY FINANCIAL INFORMATION - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AXA Equitable Life
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		$ 942.0	$ 656.0	$ 2,042.0
Statutory surplus, capital stock and assets valuation reserve		8,573.0	5,893.0
Statutory accounting practices statutory amount available for dividend payments			1,050.0	767.0
Securities on deposit		85.0
AXA Equitable Life | New York Department of Financial Services
Statutory Accounting Practices [Line Items]
Statutory accounting practices, statutory capital and surplus required				200.0
AXA Equitable Life | Scenario, Forecast | Maximum
Statutory Accounting Practices [Line Items]
Statutory accounting practices statutory amount available for dividend payments	$ 1,242.0
Period after filing in which dividend not disapproved	30 days
ACS Life
Statutory Accounting Practices [Line Items]
Statutory accounting practices, statutory capital and surplus required		103.0	$ 157.0
ACS Life | Delaware Department of Insurance
Statutory Accounting Practices [Line Items]
Statutory accounting practices, statutory capital and surplus required				$ 242.0
AB | AB
Statutory Accounting Practices [Line Items]
Statutory accounting practices statutory amount available for dividend payments		245.0
Statutory accounting practices, statutory amount available for dividend payments with regulatory approval		$ 10.0